Investments Accounted For Using the Equity Method - Summary of Financial Information from Financial Statements of Investments in Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Investments In Associates [Line Items]
Current Assets	$ 7,062,479	$ 6,179,256
Non-current Assets	27,896,459	20,754,302
Current Liabilities	7,795,534	7,277,222
Non-Current Liabilities	12,133,311	9,322,673
Revenues	14,535,024	11,238,976	$ 13,053,376
Gains (losses)	1,134,511	1,181,252	2,169,763
Other comprehensive income (loss)	(1,175,222)	(2,572,902)	(1,142,907)
Comprehensive Income	$ (40,711)	$ (1,391,650)	$ 1,026,856
Yacylec S.A. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Ownership Interest Direct / Indirect	33.33%	33.33%
Current Assets	$ 3,407	$ 3,975
Non-current Assets	1,537	1,314
Current Liabilities	672	866
Non-Current Liabilities	1,044	1,437
Revenues	1,866	3,388
Expenses	(1,362)	(1,963)
Gains (losses)	504	1,425
Other comprehensive income (loss)	(405)	(755)
Comprehensive Income	$ 99	$ 670